CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 23,939	$ 35,581
Short-term bank deposits		515
Trade receivables (net of allowance for doubtful accounts of $4,327 and $4,236 at December 31, 2018 and 2019, respectively)	118,531	123,451
Other accounts receivable and prepaid expenses	11,033	12,135
Inventories	62,132	53,509
Total current assets	215,635	225,191
NON-CURRENT ASSETS:
Long-term bank deposits	17	504
Deferred tax assets	8,106	7,476
Severance pay and pension fund	5,661	5,096
Other non-current assets	17,707	4,544
PROPERTY AND EQUIPMENT, NET	34,865	33,613
INTANGIBLE ASSETS, NET	7,898	6,576
Total long-term assets	74,254	57,809
Total assets	289,889	283,000
CURRENT LIABILITIES:
Trade payables	59,635	78,892
Deferred revenues	1,734	3,873
Short-term loans	14,600
Other accounts payable and accrued expenses	28,399	27,436
Total current liabilities	104,368	110,201
LONG-TERM LIABILITIES:
Deferred tax liability		28
Accrued severance pay and pensions	10,709	9,531
Deferred revenues	6,265
Other long-term payables	8,126	3,672
Total long-term liabilities	25,100	13,231
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2018 and 2019; Issued: 83,571,181 and 84,144,328 shares at December 31, 2018 and 2019, respectively; Outstanding: 80,089,658 and 80,662,805 shares at December 31, 2018 and 2019, respectively	215	214
Additional paid-in capital	418,062	415,408
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2018 and 2019	(20,091)	(20,091)
Accumulated other comprehensive loss	(8,666)	(9,208)
Accumulated deficit	(229,099)	(226,755)
Total shareholders' equity	160,421	159,568
Total liabilities and shareholders' equity	$ 289,889	$ 283,000